OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2011

Date of reporting period:       January 31, 2011

Item 1.	Schedule of Investments.

North American Government Bond Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1	Market Value
CANADIAN SECURITIES - 19.29%
Canadian Government Bonds	1.500%	03/01/12	CAD	2,000,000	$2,001,278
Canadian Government Bonds	1.500%	06/01/12		2,000,000	1,999,721
Canadian Government Bonds	3.750%	06/01/12		7,500,000	7,720,577
Canadian Government Bonds	3.500%	06/01/13		3,100,000	3,217,889
Canadian Government Bonds	4.000%	06/01/17		12,500,000	13,337,869
Total Canadian Securities (Cost $26,864,707)					$28,277,334

MEXICAN SECURITIES - 8.85%
Mexican Bono2	9.000%	12/20/12	MXN	31,782,400	2,793,896
Mexican Bono2	6.000%	06/18/15		23,850,000	1,946,721
Mexican Bono2	8.000%	12/17/15		93,907,000	8,236,892
Total Mexican Securities (Cost $13,164,135)					$12,977,509

US TREASURY OBLIGATIONS - 69.27%
US Treasury Notes	1.000%	08/31/11		$15,000,000	$15,071,490
US Treasury Notes	3.125%	05/15/19		11,600,000	11,709,655
US Treasury Notes	2.625%	08/15/20		11,850,000	11,175,107
US Treasury Bonds	8.750%	05/15/17		12,800,000	17,549,005
US Treasury Bonds	8.875%	08/15/17		10,300,000	14,292,857
US Treasury Bonds	8.125%	08/15/19		8,500,000	11,813,674
US Treasury Bonds	8.500%	02/15/20		11,000,000	15,693,909
US Treasury Bonds	8.750%	08/15/20		2,300,000	3,349,016
US Treasury Bonds	7.875%	02/15/21		650,000	903,195
Total US Treasury Obligations (Cost $101,170,221)					$101,557,908

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 2.21%
JPMorgan Chase, N.A. Dated 01/31/11, 0.12%, principal and interest in the amount of $3,245,011 to be repurchased 02/01/11, collateralized by US Treasury Inflation-Protected Note, par value of $3,085,000 due 04/15/13 with a value of $3,314,005 (Cost $3,245,000)	$3,245,000	$3,245,000

Total Investments - 99.62% (Cost $144,444,063)*		$146,057,751
Other Assets in Excess of Liabilities - 0.38%	562,325
Net Assets - 100.00%	$146,620,076

North American Government Bond Fund
Schedule of Investments (continued)

CAD	Canadian dollar
MXN	Mexican peso
1	Principal Amount is shown in US dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
*	Cost for Federal income tax purposes is $144,444,063 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,870,478
Gross Unrealized Depreciation	(1,256,790)
Net Unrealized Appreciation	$1,613,688

North American Government Bond Fund
Notes to Schedule of Investments
January 31, 2011 (Unaudited)

1. Securities Valuation

North American Government Bond Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

North American Government Bond Fund
Notes to Schedule of Investments (continued)
January 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$28,277,334	$—	$28,277,334
Mexican Securities	—	12,977,509	—	12,977,509
US Treasury Obligations	—	101,557,908	—	101,557,908
Repurchase Agreements	—	3,245,000	—	3,245,000
Total	$—	$146,057,751	$—	$146,057,751

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   North American Government Bond Fund

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	March 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	March 16, 2011

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)
Date	March 16, 2011